Note 15 - Parent Company Only Condensed Financial Information (Details) - Condensed Statements of Condition - USD ($) $ in Thousands	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 45,530	$ 45,530	$ 30,977	$ 28,344	$ 45,651
Other assets	7,606		6,240
Total assets	796,285		778,668	747,368
Liabilities
Subordinated debentures	8,500	$ 8,500	8,500
Total liabilities	705,815		692,452
Shareholders’ Equity
Total shareholders’ equity	90,470		86,216	80,419	75,820
Total liabilities and shareholders’ equity	796,285		778,668
Parent Company [Member]
Assets
Cash and cash equivalents	2,233		2,875	$ 2,436	$ 1,700
Investment in subsidiaries	96,759		91,991
Notes receivable – subsidiaries	3,881		3,782
Other assets	63		47
Total assets	102,936		98,695
Liabilities
Notes payable	3,918		3,791
Subordinated debentures	8,500		8,500
Other liabilities	48		188
Total liabilities	12,466		12,479
Shareholders’ Equity
Total shareholders’ equity	90,470		86,216
Total liabilities and shareholders’ equity	$ 102,936		$ 98,695